Victory Tax Exempt Money Market Fund Shareholder Fees - Victory Tax Exempt Money Market Fund - Fund Shares	Feb. 28, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%